CONSOLIDATED BALANCE SHEETS PARENTHETICALS - $ / shares	Nov. 30, 2016	Aug. 31, 2016
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51
Preferred Stock, shares issued	51	0
Preferred Stock, shares outstanding	51	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	1,500,000,000	1,500,000,000
Common Stock, shares issued	691,436,688	514,198,069
Common Stock, shares outstanding	691,436,688	514,198,069